DISPOSAL OF ASSETS - Summary of disposals (Details) R in Millions, $ in Millions	1 Months Ended	4 Months Ended		12 Months Ended
	Oct. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 ZAR (R)	Dec. 31, 2019 USD ($)
Disclosure Of Disposal Of Assets [Abstract]
Proceeds, net of transaction costs		$ 112	R 1,651	$ 291
Carrying Value Of Net Assets Held For Sale [Abstract]
Assets				1,071
Liabilities				(680)
Non-controlling interests				(86)
Carrying value of net assets held for sale				305
Loss on disposal, net of transaction costs	$ (6)	$ (8)		$ (14)